TREASURY SHARES (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Treasury stock (in shares)	967,509	980,000
Treasury stock	$ 9,329	$ 9,449
Average cost per share (in USD per share)	$ 9.64